October 10, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:          RULE 24F-2 NOTICE FOR KEYSTONE MID-CAP GROWTH FUND
                  S-3 (THE "FUND");
                  REGISTRATION STATEMENT NO. 2-10663/811-100


Sirs and Madams:

     Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:

       (i) The fiscal year of the Fund for which this Notice is filed is the year ended August 31, 1995.

      (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 remaining unsold at the beginning of such fiscal year was 18,358,945.

     (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2 was 6,441,460.

      (iv) The number of shares of the Fund sold during such fiscal year was 3,189,451.*

       (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was 3,189,451.


* Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

  (a)  Actual aggregate sales price of
       shares sold pursuant to Rule
       24f-2 during the fiscal year:                      $27,462,149

  (b)  Reduced by the difference between:

       (1) The actual aggregate redemption
           price of shares of the Fund
           redeemed during the fiscal year:   $48,059,131

           and

       (2) The actual aggregate redemption
           price of such redeemed shares
           previously applied pursuant to
           Rule 24e-2(a) in filings made
           pursuant to Section 24(e)(1) of
           the Act:                           $   -0-

                                                         ($20,596,982)
                                                         -------------
  (c)  Net aggregate sales price:                        ($20,596,982)

  (d)  Fee computed at 1/29 of 1%:                        $   -0-

     If you have any questions or would like further information, please call me at (617) 338-3686.

                                               Sincerely yours,


                                               Melina M.T. Murphy
                                               Assistant Secretary
Enclosure

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                                               October 10, 1995


Keystone Mid-Cap Growth Fund (S-3)
200 Berkeley Street
Boston, MA  02116-5034


RE: NOTICE PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT)


Gentlemen:

         I am a Senior Vice President of and General Counsel to Keystone Investment Management company (formerly named Custodian Funds, Inc.), investment adviser to Keystone Mid-Cap Growth Fund (S-3) (the "Fund"). You have asked for my opinion with respect to the issuance of an additional 3,189,451 shares of the Fund under the Fund's Declaration of Trust, as amended and restated ("Declaration of Trust"), and pursuant to the Fund's indefinite registration of its shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Rule 24f-2 Notice to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended August 31, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 101 to the Registration Statement covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws ("By-Laws"), and offering Prospectus, were legally issued, fully paid and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration of Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Fund's Declaration of Trust; a review of the minutes of the Fund's Board of Trustees, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.


         I hereby consent to the use of this opinion in connection with the Fund's Rule 24f-2 Notice making definite the number of such additional shares issued.

                                              Sincerely yours,



                                              Rosemary D. Van Antwerp
                                              Senior Vice President
                                              and General Counsel


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